PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Property, Plant, And Equipment1 [Abstract]
Disclosure of detailed information about property, plant and equipment	The depreciation base is measured at cost less residual value and any write-downs. Depreciation is provided on a straight-line basis over the estimated useful life of the assets as follows:

Asset Category	Useful Lives
Buildings	15 to 33 years
Support capital and leasehold improvement	3 to 15 years
Network	2 to 33 years
Customer premises equipment ('CPE')	4 to 5 years
The useful lives per asset class are as follows:

Asset Category	Useful Lives
Land, Buildings and Other	3 to 33 years
Network	3 to 30 years

CHF in millions[4]	Network	Customer Premises Equipment	Support Capital and Leasehold Improvement	Land and Buildings	Assets Under Construction	Total
Cost:
Balance at 31 December 2023	4,722.6	328.7	167.5	30.1	347.5	5,596.4
Additions	291.3	88.9	27.8	—	—	408.0
Retirements and disposals	(211.9)	(101.3)	(20.9)	(5.3)	—	(339.4)
Reclassifications	(274.6)	(0.9)	25.8	0.1	173.2	(76.4)
Other	—	—	—	—	(1.0)	(1.0)
Balance at 31 December 2024	4,527.4	315.4	200.2	25.0	519.7	5,587.6
Additions	289.9	87.4	15.4	2.9	—	395.6
Retirements and disposals	(78.5)	(13.9)	(25.6)	(0.7)	—	(118.7)
Reclassifications	124.9	3.5	(0.3)	—	(184.8)	(56.7)
Other	0.1	—	(0.1)	—	(0.7)	(0.7)
Balance at 31 December 2025	4,863.8	392.4	189.6	27.1	334.2	5,807.1
[4] Reclassified to conform with redefinition of asset categories as described in footnote.

CHF in millions[5]	Network	Customer Premises Equipment	Support Capital and Leasehold Improvement	Land and Buildings	Assets Under Construction	Total
Accumulated depreciation and impairment:
Balance at 31 December 2023	(3,037.9)	(159.9)	(83.3)	(19.5)	—	(3,300.6)
Depreciation	(269.2)	(65.1)	(29.8)	(3.9)	—	(368.0)
Retirements and disposals	211.4	101.3	21.0	5.3	—	339.0
Reclassifications	68.2	(2.9)	0.2	—	—	65.5
Other	15.0	—	—	—	—	15.0
Balance at 31 December 2024	(3,012.5)	(126.6)	(91.9)	(18.2)	—	(3,249.1)
Depreciation	(297.6)	(58.4)	(58.0)	(3.6)	—	(417.6)
Retirements and disposals	78.1	12.8	25.6	0.6	—	117.1
Reclassifications	(26.8)	4.5	(3.5)	—	—	(25.8)
Other	—	—	—	—	—	—
Balance at 31 December 2025	(3,258.8)	(167.7)	(127.8)	(21.2)	—	(3,575.5)
[5] Reclassified to conform with redefinition of asset categories as described in footnote.

CHF in millions	Network	Customer Premises Equipment	Support Capital and Leasehold Improvement	Land and Buildings	Assets Under Construction	Total
Property and equipment, net:
Net carrying amount at 31 December 2024	1,514.9	188.8	108.3	6.8	519.7	2,338.5
Net carrying amount at 31 December 2025	1,605.0	224.7	61.8	5.9	334.2	2,231.6

Description of accounting adjustments in prior periods	Consequently, the 2024 and 2023 amounts shown in the tables above include the following reclassifications within the segments:

	Year ended 31 December
	2024
CHF in millions	Residential Customers Segment	Business Customers and Wholesale Segment
Fixed revenue:	45.6	0.1
Subscription	15.5	2.4
Non-subscription and hardware	30.1	(2.3)
Mobile revenue:	(8.1)	0.6
Subscription	(8.9)	(1.8)
Non-subscription and hardware	0.8	2.4
Other	(37.5)	(0.7)
Total revenue	—	—

	Year ended 31 December
	2023
CHF in millions	Residential Customers Segment	Business Customers and Wholesale Segment
Fixed revenue:	45.7	0.5
Subscription	16.1	2.8
Non-subscription and hardware	29.6	(2.3)
Mobile revenue:	(7.1)	0.3
Subscription	(9.9)	(0.4)
Non-subscription and hardware	2.8	0.7
Other	(38.6)	(0.8)
Total revenue	—	—

	Year ended 31 December
CHF in millions	2024	2023
Marketing & commissions	0.1	(0.2)
Network related costs	24.5	16.9
Professional services	21.7	18.6
Facility & energy	1.9	0.7
IT expenses	(41.6)	(29.4)
Administration	(5.0)	(0.1)
Call centre services	(6.1)	(7.8)
Allowance for receivables	4.5	1.3
Other expenses	—	—
Total other operating expenses	—	—
Consequently, the 2024 and 2023 net carrying amounts shown in the tables above include the following reclassifications between the newly defined (stated in the columns) and previously reported (stated in the rows) asset categories:

CHF in millions	Network	Customer Premises Equipment	Leasehold Improvement and Support Capital	Land and Buildings	Assets Under Construction	Total
Balance at 31 December 2023
Distribution systems	681.7	—	—	—	—	681.7
Customer premises equipment	39.5	168.8	—	—	—	208.3
Support equipment and buildings	963.4	—	84.2	10.6	—	1,058.2
Assets under construction	—	—	—	—	347.5	347.5
Total	1,684.6	168.8	84.2	10.6	347.5	2,295.7

CHF in millions	Network	Customer Premises Equipment	Leasehold Improvement and Support Capital	Land and Buildings	Assets Under Construction	Total
Balance at 31 December 2024
Distribution systems	427.8	—	—	—	—	427.8
Customer premises equipment	44.0	188.8	—	—	—	232.8
Support equipment and buildings	1,043.1	—	108.3	6.8	—	1,158.2
Assets under construction	—	—	—	—	519.7	519.7
Total	1,514.9	188.8	108.3	6.8	519.7	2,338.5